Deposits (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits Details Narrative
Certificates of deposit in denominations of $100,000 or more	$ 28,100	$ 22,900
Deposits from related parties	$ 13,300	$ 632